Acquisitions - Additional Information (Detail) $ in Millions, $ in Millions			3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 01, 2023 CAD ($)	Dec. 01, 2022 CAD ($) shares	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 CAD ($)	Jun. 01, 2023 USD ($)	Feb. 01, 2023 CAD ($)	Feb. 01, 2023 USD ($)	Dec. 20, 2021
Bank of the West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Consideration paid								$ 13,800
Pay fixed receive float interest rate swaps mark to market gain				$ 269
Business combination initial allowance for credit losses after taxes incurred				517
Business combination acquisition related costs incurred after tax				908
Business combination acquistion related costs incurred before tax				1,209
Business combination initial allowance for credit losses before taxes incurred				705
Business combination proforma profit loss of acquiree					$ 2,900
Business combination proforma revenue of acquiree					$ 24,000
Profit or loss of acquiree				244
Revenue of acquiree				$ 2,123
Business combination identifiable intangible assets recognized as of acquisition date							$ 2,892
Business combination goodwill recognized as of acquisition date							$ 10,568
Amortisation of intangible assets					15 years
Bank of the West [Member] | Revised Pay Fixed Receive Floating Interest Rate Swaps [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Pay fixed receive float interest rate swaps mark to market gain			$ (5,700)
Gain losses on hedging instrument			295		$ 584
Bank of the West [Member] | Loans [Member] | Net Interest Income [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Discount on purchased loans			239		491
Bank of the West [Member] | Securities [Member] | Net Interest Income [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Discount on purchased securities			$ 132		$ 272
AIR MILES [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of business, net consideration						$ 160
Consideration paid	$ 218
Business combination identifiable intangible assets recognized as of acquisition date	152
Business combination goodwill recognized as of acquisition date	$ 239
AIR MILES [Member] | Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	14 years
AIR MILES [Member] | Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	5 years
CLAAS Financial Services [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Percentage of voting equity interests acquired									51.00%
Radicle [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Consideration paid		$ 195
Consideration in cash		42
Acquired intangible assets		$ 61
Number of shares issued | shares		1,162,711
Equity interests of acquirer		$ 153
Acquired goodwill		$ 89
Radicle [member] | Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets		15 years
Radicle [member] | Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets		3 years